UNITED SATATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrants telephone number: 1-800-318-7969

          Date of fiscal year end: December 31

          Reporting period:  July 1, 2009 through June 30, 2010





                             PROXY VOTING RECORD

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MH Elite Small Cap Fund of Funds
--------------------------------

American Century Small Cap Value Inv

Exchange Ticker Symbol:   ASVIX         CUSIP: 025076852


Shareholder Meeting Date: 6/16/10

                                           Proposed by
Proposal                                         Security  MH Elite   Mgmt
                                         Issuer   Holder    Voted     Recd
---------------------------------------  ------  --------  --------   ----

To approve a management agreement
  with American Century Investment
  Management, Inc.                          X                 For     For

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iShares Russell 2000 Index

Exchange Ticker Symbol:   IWM         CUSIP: 464287655


Shareholder Meeting Date: 11/04/09

                                           Proposed by
Proposal                                         Security  MH Elite   Mgmt
                                         Issuer   Holder    Voted     Recd
---------------------------------------  ------  --------  --------   ----
Meeting 1
  Approve a new investment advisory
    agreement                               X                 For     For
  Approve a change in the classification
    of the Fund's investment objectivies    X                 For     For
  To transact such other business as may
    properly come before the Meeting        X                 For     For
Meeting 2
  To elect Directors to the Fund            X                 For     For
  To transact such other business as may
    properly come before the Meeting        X                 For     For
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iShares Russell 2000 Value Index

Exchange Ticker Symbol:   IWN         CUSIP: 464287630


Shareholder Meeting Date: 11/04/09

                                           Proposed by
Proposal                                         Security  MH Elite   Mgmt
                                         Issuer   Holder    Voted     Recd
---------------------------------------  ------  --------  --------   ----

Meeting 1
  Approve a new investment advisory
    agreement                               X                 For     For
  Approve a change in the classification
    of the Fund's investment objectivies    X                 For     For
  To transact such other business as may
    properly come before the Meeting        X                 For     For
Meeting 2
  To elect Directors to the Fund            X                 For     For
  To transact such other business as may
    properly come before the Meeting        X                 For     For

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TFS Small Cap

Exchange Ticker Symbol:   TFSSX         CUSIP: 872407200


Shareholder Meeting Date: 2/26/10

                                           Proposed by
Proposal                                         Security  MH Elite   Mgmt
                                         Issuer   Holder    Voted     Recd
---------------------------------------  ------  --------  --------   ----

To approve an amendment to the
  investment advisory agreement
  between TFS Capital Investgment
  Trust, on behalf of the TF Small
  Fund, and TFS Capital LLC that
  eliminates the performance fee
  adjustment from the fee structure.        X                 For     For

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MH Elite Fund of Funds
----------------------


American Funds Fundamental Inv F2


Exchange Ticker Symbol:   FINFX           CUSIP: 360802409

Shareholder Meeting Date: 10/27/2009


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

Elect board members of the Fund             X                 For       For
Approve the reorganization of the
  Fund to a Delaware statutory trust        X                 For       For
Approve updates to certain fundamental
  investment policies of the Fund and
  eliminate other fundamental
  investment policies                       X                 For       For
Approve a policy allowing Capital
  Research and Management Company,
  which will continue to be the Funds
  investment adviser, to appoint
  subsidiary advisors                       X                 For       For
Approve amendments to the Funds
  Investment Advisory and Service
  Agreements or Investment Advisory
  Agreements                                X                 For       For
Approve a form of the Subsidiary and
  appointment of subsidiary advisors
  to the Funds                              X                 For       For
Approve changes to an investment policy
  of the New Economy Fund		    X                 For       For
Consider a proposal submitted by
  shareholders of certain Funds to
  institue procedures to prevent
  holding investments in companies
  that contribute to genocide or
  crimes against humanity                   X                 Against   Against

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Wasatch-1st Source Income Equity


Exchange Ticker Symbol:   FMIEX           CUSIP: 222861551

Shareholder Meeting Date: 12/30/2009


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To approve the election of Directors        X                 For       For
To approve a new Advisory and Service
  contract                                  X                 For       For
To approve a new Sub-Advisory Agreement
 between the advisor and Hoisington
 Management Company                         X                 For       For
To approve a new sub-Advisory Agreement
  between the advisor and 1st Source
  Corporation Investment Advisors           X                 For       For
To approve a proposed Agreement Plan
  of reorganization                         X                 For       For
To transact such other business as
  may properly come before the
  meeting                                   X                 For       For


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Mainstay ICAP Select Equity I


Exchange Ticker Symbol:   ICSLX          CUSIP: 56063J575

Shareholder Meeting Date: 11/5/2009


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To approve an Agreement and Plan of
  Reorganization for the acquisition
  of additional funds                       X                 For       For
To approve an Agreement and Plan of
  Reorganization for the acquisition
  of additional funds                       X                 For       For
To transact such other business as may
  properly come before the Special
  Meeting                                   X                 For       For

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Janus Contrarian T


Exchange Ticker Symbol:   JASVX           CUSIP: 471023655

Shareholder Meeting Date: 6/10/10


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----
Approval of Reorganization                  X                 For       For
Approval of distribution plan               X                 For       For
Approval of advisory agreement              X                 For       For

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Columbia Value & Restructuring Z


Exchange Ticker Symbol:  UMBIX           CUSIP: 300722782

Shareholder Meeting Date: 6/10/10


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----
Consider and vote on a proposed
  Investment Management Services
  Agreement                                 X                 For       For
Consider and vote on a proposal
  authorizing RiverSource to amend
  subadvisory agreements                    X                 For       For
Elect trustees to the Trust's
  Board of Trustees                         X                 For       For

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MH Elite Select Portfolio of Funds
----------------------------------

BLDRS Emerging Markets 50 ADR Indes

Exchange Ticker Symbol:   ADRE            CUSIP: 09348R300

Shareholder Meeting Date: 3/22/10


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
To elect 7 Trustees to the Board
of Trustees of the Trust                   X                 For       For


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Janus Overseas T

Exchange Ticker Symbol:   JAOSX            CUSIP: 471023846

Shareholder Meeting Date: 6/10/10


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
Approval of Reorganization                  X                 For       For
Approval of distribution plan               X                 For       For
Approval of advisory agreement              X                 For       For

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Vanguard Energy

Exchange Ticker Symbol:   VGENX           CUSIP: 921908109

Shareholder Meeting Date: 7/2/09


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
Elect trustees for each fund                X                 For       For
Update and standarize the funds'
  fundamental policies                      X                 For       For
Institute  procedures to prevent holding
  investments in companies that, in
  the judgment of the board,
  substantially  contribute to genocide
  or crimes against humanity, the most
  egregious violations of human rights.     X                 For       For


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Ivy Asset Strategy Y

Exchange Ticker Symbol:   WASYX           CUSIP: 466000726

Shareholder Meeting Date: 11/6/09


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
Approval of Plan of Reorganization          X                 For       For
To transact such other business as
  may properly be presented at the
  Special Meeting                           X                 For       For

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                                 SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)    /s/ Jeff Holcombe

                                Jeff Holcombe
                                Vice President


Date: August 30, 2010